BUSINESS COMBINATIONS (Details)	May 18, 2021 USD ($) shares
BUSINESS COMBINATIONS
Trading day immediately preceding period	30 days
Gross proceeds from common stock indemnification claims	$ 9,100,000
Harper & Jones
BUSINESS COMBINATIONS
Business acquisition interest acquired	100.00%
Number of shares connection with merger | shares	2,192,771
Harper & Jones | IPO
BUSINESS COMBINATIONS
Cash payments	$ 500,000
Business acquisition issuable amount	$ 9,100,000